Other Receivables, Prepayments and Deposits (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Other Receivables, Prepayments and Deposits
Prepayments	$ 4,961	$ 2,565
Purchase rebates	184	284
Other service receivables		490
Deposits	1,326	932
Value-added tax receivables	6,595	5,436
Interest receivables	634	506
Others	615	1,083
Total	$ 14,315	$ 11,296